Quarterly Holdings Report
for

Fidelity Freedom® Blend 2065 Fund

June 30, 2021

Y65-QTLY-0821
1.9895828.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	106,657	$2,054,207
Fidelity Series Commodity Strategy Fund (a)	94,718	527,578
Fidelity Series Large Cap Growth Index Fund (a)	74,462	1,309,788
Fidelity Series Large Cap Stock Fund (a)	73,230	1,449,947
Fidelity Series Large Cap Value Index Fund (a)	178,958	2,764,906
Fidelity Series Small Cap Opportunities Fund (a)	37,915	690,809
Fidelity Series Value Discovery Fund (a)	60,867	1,023,777
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,225,119)		9,821,012

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	35,324	495,241
Fidelity Series Emerging Markets Fund (a)	23,214	283,205
Fidelity Series Emerging Markets Opportunities Fund (a)	94,726	2,544,345
Fidelity Series International Growth Fund (a)	59,074	1,155,479
Fidelity Series International Index Fund (a)	39,326	483,705
Fidelity Series International Small Cap Fund (a)	18,183	404,927
Fidelity Series International Value Fund (a)	103,047	1,151,035
Fidelity Series Overseas Fund (a)	84,618	1,153,337
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,611,900)		7,671,274

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	187	2,082
Fidelity Series Emerging Markets Debt Fund (a)	11,174	104,137
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,316	34,386
Fidelity Series Floating Rate High Income Fund (a)	2,258	20,891
Fidelity Series Government Bond Index Fund (a)	245	2,597
Fidelity Series High Income Fund (a)	12,508	119,956
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,559	379,452
Fidelity Series Investment Grade Bond Fund (a)	244	2,856
Fidelity Series Investment Grade Securitized Fund (a)	191	1,972
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,348	572,074
Fidelity Series Real Estate Income Fund (a)	6,226	72,342
TOTAL BOND FUNDS
(Cost $1,307,959)		1,312,745

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	199	199
Fidelity Series Government Money Market Fund 0.08% (a)(c)	27,744	27,744
Fidelity Series Short-Term Credit Fund (a)	1,758	17,865
Fidelity Series Treasury Bill Index Fund (a)	5,862	58,624
TOTAL SHORT-TERM FUNDS
(Cost $104,447)		104,432
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,249,425)		18,909,463
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,933
NET ASSETS - 100%		$18,912,396

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,199	$100,000	$--	$--	$199	0.0%
Total	$--	$100,199	$100,000	$--	$--	$199

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,418,499	$649,818	$200,711	$--	$7,104	$179,497	$2,054,207
Fidelity Series Canada Fund	311,981	161,788	14,214	--	(21)	35,707	495,241
Fidelity Series Commodity Strategy Fund	357,937	154,250	41,484	--	713	56,162	527,578
Fidelity Series Corporate Bond Fund	1,408	626	--	11	--	48	2,082
Fidelity Series Emerging Markets Debt Fund	70,545	34,515	3,088	997	(1)	2,166	104,137
Fidelity Series Emerging Markets Debt Local Currency Fund	23,578	10,941	1,034	--	1	900	34,386
Fidelity Series Emerging Markets Fund	205,139	95,383	28,112	--	(311)	11,106	283,205
Fidelity Series Emerging Markets Opportunities Fund	1,844,205	830,123	233,986	--	(2,133)	106,136	2,544,345
Fidelity Series Floating Rate High Income Fund	14,211	7,162	591	181	7	102	20,891
Fidelity Series Government Bond Index Fund	1,735	832	--	5	--	30	2,597
Fidelity Series Government Money Market Fund 0.08%	33,421	13,217	18,894	5	--	--	27,744
Fidelity Series High Income Fund	81,845	39,648	3,931	1,267	18	2,376	119,956
Fidelity Series Inflation-Protected Bond Index Fund	257,661	125,755	10,741	--	45	6,732	379,452
Fidelity Series International Growth Fund	766,981	368,046	59,254	--	1,409	78,297	1,155,479
Fidelity Series International Index Fund	320,348	161,555	16,371	--	(71)	18,244	483,705
Fidelity Series International Small Cap Fund	277,070	123,113	17,807	--	(158)	22,709	404,927
Fidelity Series International Value Fund	766,444	406,828	42,647	--	(284)	20,694	1,151,035
Fidelity Series Investment Grade Bond Fund	1,933	885	--	12	--	38	2,856
Fidelity Series Investment Grade Securitized Fund	1,351	615	--	1	--	6	1,972
Fidelity Series Large Cap Growth Index Fund	895,503	411,078	120,461	5,284	1,508	122,160	1,309,788
Fidelity Series Large Cap Stock Fund	978,346	446,112	55,064	--	(27)	80,580	1,449,947
Fidelity Series Large Cap Value Index Fund	1,868,872	878,582	87,625	--	(216)	105,293	2,764,906
Fidelity Series Long-Term Treasury Bond Index Fund	352,865	215,393	24,604	2,782	(1,644)	30,064	572,074
Fidelity Series Overseas Fund	768,554	374,290	59,309	--	(24)	69,826	1,153,337
Fidelity Series Real Estate Income Fund	49,041	22,432	2,227	96	(2)	3,098	72,342
Fidelity Series Short-Term Credit Fund	16,490	7,854	6,463	67	(8)	(8)	17,865
Fidelity Series Small Cap Opportunities Fund	472,527	230,022	25,777	--	(219)	14,256	690,809
Fidelity Series Treasury Bill Index Fund	53,102	25,912	20,390	10	--	--	58,624
Fidelity Series Value Discovery Fund	690,520	330,878	39,181	--	(95)	41,655	1,023,777
	$12,902,112	$6,127,653	$1,133,966	$10,718	$5,591	$1,007,874	$18,909,264

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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